Commitments- Investment commitments (Details) - CNY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Business combination and the acquisition of investment securities and equity investees, various arrangements | Maximum
Investment commitments
Amount committed	¥ 17,495	¥ 65,597